Assets and Disposal Groups Held For Sale - Assets and Liabilities Classified as Held for Sale Upon Acquisition (Details) - Disposal groups held for sale - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets	¥ 58	¥ 0
Inventories	0	1,202
Total assets	2,696	3,811
Provisions	0	1,066
Other financial liabilities	959	1,983
Total liabilities	1,552	¥ 3,214
Shire
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets	455,340
Inventories	13,682
Deferred tax assets	7,592
Total assets	476,614
Deferred tax liabilities	102,947
Provisions	78,836
Other financial liabilities	17,810
Total liabilities	¥ 199,593